Segment information - Results by Segment (Details) $ in Millions	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Feb. 22, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) contract	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) segment		Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)		Feb. 23, 2022 USD ($)	Jan. 20, 2022 USD ($)	Dec. 31, 2018 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments				3		3
Revenues	$ 169	$ 269	$ 222	$ 615	$ 632	$ 907		$ 961		$ 1,254
Depreciation	17	28	27	68	95	127		318		397
Amortization of intangibles	0	10	0	22	0	0		1		105
Impairment of drilling units and intangible assets						152		4,108		0
Operating Income - net income [Abstract]
Operating profit/(loss)	37	20	(4)	45	(250)	(156)		(4,481)		(296)
Unallocated items:
Total financial items and other	3,704	(36)	(48)	(85)	(354)	(416)		50		(451)
Income tax	(2)	(2)	(3)	(10)	(11)	0		1		44
Net (loss)/profit from continuing operations	3,739	(18)	(55)	(50)	(615)	(572)		(4,430)		(703)
Loss before income taxes	3,741	(16)	(52)	(40)	(604)	(572)		(4,431)		(747)
Drilling units		1,648		1,648		1,431		1,755
Book value of Seadrill investment		79		79		27		24				$ 64	$ (152)
Assets held for sale		392		392		1,492		1,085
Cash and restricted cash	490	349	521	349	521	516	[1]	653	[1]	1,205	[1]			$ 1,572
Other assets		514		514		431		461
Total assets		2,982		2,982		3,897		3,978				$ 2,979
Capital expenditures	20	89	20	165	53	84		137		153
Others
Segment Reporting Information [Line Items]
Revenues	9	11	26	28	49	70		234		161
Unallocated items:
Drilling units		225		225		217		251
Other
Segment Reporting Information [Line Items]
Revenues						11		18		24
Depreciation						1		29		29
Impairment of drilling units and intangible assets						0		48		0
Operating Income - net income [Abstract]
Operating profit/(loss)						(14)		(218)		(23)
Unallocated items:
Capital expenditures	0	0	0	0
Other | Others
Unallocated items:
Capital expenditures					1
Harsh environment
Segment Reporting Information [Line Items]
Amortization of intangibles						0		1		0
Unallocated items:
Drilling units		308		308		709		1,032
Capital expenditures	2	2	9	3	26	30		26		34
Harsh environment | Operating Segments
Segment Reporting Information [Line Items]
Revenues	78	125	125	261	357	495		526		510
Depreciation	7	7	13	18	56	73		93		125
Amortization of intangibles	0	5	0	12	0
Impairment of drilling units and intangible assets						152		419		0
Operating Income - net income [Abstract]
Operating profit/(loss)	16	24	6	22	(171)	(138)		(396)		(69)
Floaters
Segment Reporting Information [Line Items]
Amortization of intangibles						0		0		105
Unallocated items:
Drilling units		1,179		1,179		524		528
Capital expenditures	18	87	11	162	23	35		110		111
Floaters | Operating Segments
Segment Reporting Information [Line Items]
Revenues	85	133	85	327	239	363		358		625
Depreciation	6	18	11	42	30	37		176		224
Amortization of intangibles	0	5	0	10	0
Impairment of drilling units and intangible assets						0		3,555		0
Operating Income - net income [Abstract]
Operating profit/(loss)	9	(7)	(13)	23	(40)	(21)		(3,781)		(201)
Jackup rigs
Segment Reporting Information [Line Items]
Amortization of intangibles	0	(2)	0	(7)	0
Unallocated items:
Drilling units		161		161		198		195
Capital expenditures	0	0	0	0	3	19		1		8
Jackup rigs | Operating Segments
Segment Reporting Information [Line Items]
Revenues	6	11	10	27	28	38		59		95
Depreciation	4	3	3	8	9	16		20		19
Impairment of drilling units and intangible assets						0		86		0
Operating Income - net income [Abstract]
Operating profit/(loss)	9	1	8	0	13	$ 17		$ (86)		$ (3)
Other drilling units | Other
Segment Reporting Information [Line Items]
Revenues	0	0	2	0	8
Operating Income - net income [Abstract]
Operating profit/(loss)	$ 3	$ 2	$ (5)	$ 0	$ (52)

[1]	Comprised of cash and cash equivalents $293 million (2020: $485 million, 2019: $987 million), restricted cash $160 million (2020: $103 million, 2019: $135 million), and restricted cash included in non-current
assets $63 million (2020: $65 million, 2019: $83 million).